Financial Instruments, Financial Risks and Capital Management - Summary of Remaining Contractual Maturity for Non Derivative Financial Assets (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-interest bearing [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	$ 204,991	$ 218,014
Adjustment
Carrying amount	204,991	218,014
Non-interest bearing [Member] | On demand or within 1 year [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	198,570	212,995
Non-interest bearing [Member] | Within 2 to 3 years [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	4,789	3,274
Non-interest bearing [Member] | Within 3 to 5 years [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	1,632	1,745
Non-interest bearing [Member] | 5 years onwards [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows
Fixed interest rate instruments [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	367,872	283,299
Adjustment	(1,447)	(929)
Carrying amount	$ 366,425	$ 282,370
Fixed interest rate instruments [Member] | Bottom of range [member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Interest rate	0.50%	0.25%
Fixed interest rate instruments [Member] | Top of range [member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Interest rate	5.50%	5.00%
Fixed interest rate instruments [Member] | On demand or within 1 year [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	$ 367,270	$ 282,710
Fixed interest rate instruments [Member] | Within 2 to 3 years [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	426	407
Fixed interest rate instruments [Member] | Within 3 to 5 years [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows
Fixed interest rate instruments [Member] | 5 years onwards [Member]
Disclosure Of Maturity Analysis Of Non Derivative Financial Assets [Line Items]
Total contractual undiscounted cash flows	$ 176	$ 182